Asset retirement obligations	12 Months Ended
Dec. 31, 2017
Asset retirement obligations
Asset retirement obligations

27Asset retirement obligations

The Company uses judgment and various assumptions when determining the asset retirement obligations. Environmental obligations relate to future obligations to restore/recover the environment arising from the right of use of the asset, which causes environmental damages as a result of the activities of the project or from regulatory requirements of the environmental agencies, and which are required to be compensated.

The dismantling and retirement of an asset occurs when it is permanently retired, through its shutdown, sale or disposal. This future long term obligation accrues interest which is recorded as a financial expense in profit and loss and it is also adjusted for inflation. Depreciation expense of the asset retirement obligation asset is recorded in the Statement of profit or loss.

In 2017, we recognized financial expenses in the amount of R$ 533 against the provision for asset retirement (R$541 in 2016).

The balance of the provision for asset retirement obligations as of December 31, 2017 amounted to R$ 15,051 and it is included in non-current “Other payables” (R$ 11,136 as of December 31, 2016).